Income Taxes - Schedule of Components of Deferred Income Tax Assets and Liabilities (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Deferred income tax assets:
Tax loss carry forwards	¥ 37,387,150		¥ 28,153,853
Impairment loss of long-term investments	9,023,946		10,148,827
Lease liability	10,244,488		8,264,034
Impairment loss of intangible assets and other non-current assets	3,013,216		2,233,110
Provision for other receivables	1,887,015		1,396,914
Accrued expenses and other payables	4,010,281		4,213,877
Property and equipment, net	890,374		702,523
Donation	5,268,750		2,768,750
Total gross deferred income tax assets	71,725,220		57,881,888
Less: valuation allowance	(56,172,945)		(44,713,570)	¥ (21,275,591)	¥ (35,845,674)
Total deferred income tax assets, net	15,552,275		13,168,318
Deferred income tax liabilities:
Intangible assets	27,646,528		32,657,242
Right-of-use assets	9,891,733		10,196,572
Deferred revenues	1,090,988		7,091,422
Contract cost assets	3,416,705
Total gross deferred income tax liabilities	42,045,954		49,945,236
Deferred income tax assets	2,491,792	$ 381,884	11,464,891
Deferred income tax liabilities	¥ 28,985,472	$ 4,442,218	¥ 48,241,809